Our people (Tables)	12 Months Ended
Dec. 31, 2017
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Geographical Distribution of Staff

Our staff numbers averaged 134,428 for the year ended 31 December 2017 against 132,657 in 2016 and 124,930 in 2015. Their geographical distribution was as follows:

	2017	2016	2015
North America	27,399	27,246	26,224
UK	14,197	14,070	13,401
Western Continental Europe	25,700	24,996	23,506
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	67,132	66,345	61,799
	134,428	132,657	124,930

Operating Sector Distribution of Staff

Their operating sector distribution was as follows:

	2017	2016	2015
Advertising and Media Investment Management	56,789	55,120	53,227
Data Investment Management	28,629	29,279	28,395
Public Relations & Public Affairs	9,082	9,054	8,492
Brand Consulting, Health & Wellness and Specialist Communications	39,928	39,204	34,816
	134,428	132,657	124,930

Staffing Costs

At the end of 2017, staff numbers were 134,413 (2016: 134,341, 2015: 128,123). Including all employees of associated undertakings, this figure was approximately 203,000 at 31 December 2017 (2016: 198,000, 2015: 190,000).

Staff costs include:

	2017 £m	2016 £m	2015 £m
Wages and salaries	5,832.3	5,395.6	4,578.4
Cash-based incentive plans	219.2	260.2	231.8
Share-based incentive plans (note 22)	105.0	106.5	99.0
Social security costs	720.3	658.1	578.4
Pension costs (note 23)	192.0	178.1	160.0
Severance	39.5	34.5	24.0
Other staff costs[1]	1,210.7	1,151.9	981.0
	8,319.0	7,784.9	6,652.6

Note

[1] Freelance and temporary staff costs are included in other staff costs.